OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Derivative financial instruments	$ 130	$ 609
Financial amounts receivable	594	1,679
Long-term VAT receivables	285	322
Cash guarantees and deposits	164	185
Receivables from public authorities	51	172
Accrued interest	65	86
Receivables from sale of financial and intangible assets	131	61
Income tax receivable	25	18
Other	203	228
Total	1,648	3,360
Payments for acquisition of Uttam Galva and KSS Petron debt	83	1,001	$ 0
Uttam Galva | AMNS India
Disclosure of joint ventures [line items]
Financial assets at fair value through profit or loss		844
Payments for acquisition of Uttam Galva and KSS Petron debt	83
KSS Petron | AMNS India
Disclosure of joint ventures [line items]
Financial assets at fair value through profit or loss	$ 136	$ 193